CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Purchase of treasury stock	1,800	99,070
Number of restricted stock granted	12,600	12,600
Common stock issued	36,945